Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated December 7, 2018
to Special Features of the Group Contract Prospectus
dated May 1, 2018

for

Group Variable Universal Life Insurance Contracts

for

CBS Corporation

Effective January 1, 2019, the Current Charge for Administrative Expenses in the Periodic Charges Other Than The Funds’ Operating Expenses Table on page 3 is $0.00.

GVULSUP171

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated December 7, 2018
to Special Features of the Group Contract Prospectus
dated May 1, 2018

for

Group Variable Universal Life Insurance Contracts

for

Executive Group Plans

Effective January 1, 2019, the Current Charge for Administrative Expenses in the Periodic Charges Other Than The Funds’ Operating Expenses Table on page 3 is $0.00.

GVULSUP172

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated December 7, 2018
to Special Features of the Group Contract Prospectus
dated May 1, 2018

for

Group Variable Universal Life Insurance Contracts

for

Yellow Roadway

Effective January 1, 2019, the Current Charge for Administrative Expenses in the Periodic Charges Other Than The Funds’ Operating Expenses Table on page 3 is $0.00.

GVULSUP173